Jensen Quality Growth Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Chemicals - 2.7%
Sherwin-Williams Co.	424,000	$155,111,920

Commercial Services & Supplies - 6.5%
Copart, Inc. (a)	3,976,000	194,068,560
Waste Management, Inc.	819,000	185,413,410
		379,481,970

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	734,770	79,987,062

Financial Services - 4.5%
Mastercard, Inc. - Class A	438,500	261,034,665

Health Care Equipment & Supplies - 10.7%
Abbott Laboratories	1,763,000	233,879,580
Stryker Corp.	990,000	387,495,900
		621,375,480

Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	385,000	120,712,900

Household Products - 2.8%
Procter & Gamble Co.	1,040,000	163,321,600

Insurance - 6.4%
Marsh & McLennan Cos., Inc.	1,808,000	372,104,480

Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	1,672,000	355,985,520
Meta Platforms, Inc. - Class A	155,000	114,498,500
		470,484,020

IT Services - 4.3%
Accenture PLC - Class A	955,000	248,271,350

Pharmaceuticals - 5.7%
Eli Lilly & Co.	279,000	204,389,820
Zoetis, Inc.	816,000	127,622,400
		332,012,220

Professional Services - 10.8%
Automatic Data Processing, Inc.	627,000	190,639,350
Broadridge Financial Solutions, Inc.	840,000	214,720,800
Equifax, Inc.	687,000	169,208,100
Verisk Analytics, Inc.	198,500	53,221,820
		627,790,070

Semiconductors & Semiconductor Equipment - 8.1%
KLA Corp.	276,500	241,108,000
NVIDIA Corp.	1,327,000	231,136,860
		472,244,860

Software - 17.7%
Cadence Design Systems, Inc. (a)	626,000	219,369,180
Intuit, Inc.	405,500	270,468,500
Microsoft Corp.	1,055,000	534,557,950
		1,024,395,630

Specialty Retail - 0.4%
Home Depot, Inc.	56,500	22,982,505

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,695,000	393,477,300
TOTAL COMMON STOCKS (Cost $2,843,303,013)		5,744,788,032

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20%(b)	61,301,521	61,301,521
TOTAL SHORT-TERM INVESTMENTS (Cost $61,301,521)		61,301,521

TOTAL INVESTMENTS - 100.1% (Cost $2,904,604,534)		5,806,089,553
Liabilities in Excess of Other Assets - (0.1)%		(7,057,795)
TOTAL NET ASSETS - 100.0%		$5,799,031,758
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Jensen Quality Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,744,788,032	$–	$–	$5,744,788,032
Money Market Funds	61,301,521	–	–	61,301,521
Total Investments	$5,806,089,553	$–	$–	$5,806,089,553

Refer to the Schedule of Investments for further disaggregation of investment categories.